6. Fixed Assets (Tables) - Quarterly	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fixed Assets
December 31
Cost:
Computers	1,522
Total	1,522
Less: Accumulated depreciation	228
Property and equipment, net	$1,294

Quarterly Member
Fixed Assets
March 31,2014
Cost:
Computers	5,571
Office Equipment	2,182
Total	7,753
Less: Accumulated depreciation60	460
Property and equipment, net	$7,293

December 31
Cost:
Computers	1,522
Total	1,522
Less: Accumulated depreciation	228
Property and equipment, net	$1,294